Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement
	As of June 30, 2026		As of December 31, 2025		Fair
USD’000	Carrying amount	Fair value	Carrying amount	Fair value	value level	Note ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	128	128	129	129	3	20
Investment, current	2,449	2,449	10,032	10,032	2	12